Operating Lease (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Operating lease [Abstract]
Operating lease expenses	$ 115,176	$ 119,759	$ 118,776